Acquisitions, investments, purchases of intangible assets and divestitures - Acquisitions and Investments (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Cash consideration, net of cash acquired	€ 345,544,000	€ 351,555,000
Acquisitions
Cash consideration, net of cash acquired	(59,745,000)	€ (329,000,000)
Goodwill.	€ 11,806,784,000		€ 12,103,921,000